Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis percentage	10.00%
Revenue fair value change	$ 850
Tier One Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	20,000
Tier Two Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	1,000
Tier Two Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	20,000
Tier Three Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	$ 1,000
Future Derivative Financial Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	13,000
Hedge contracts, due date	February 2025